SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share based payments	SHARE-BASED PAYMENTS
On September 7, 2018, the Company's Board of Directors approved a Share Option Scheme. The Share Option Scheme permits the Board of Directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The exercise price for all options granted under the scheme is reduced by the amount of all dividends declared by the Company, or the Adjusted Exercise Price, in the period from the date of grant until the date the option is exercised, provided the Adjusted Exercise Price is never reduced below the par value of the share. The vesting periods of options granted under the Share Option Scheme will be specific to each grant. There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options. When a share option is exercised, the Board of Directors can use their right, according to the Bye-laws, to issue new shares or if the Company has treasury shares these can also be used.
As of December 31, 2023, the Company had the following share options outstanding, of which all the share options either fully vested or expected to vest:

					Assumptions used(1)
	Grant date	Share options	Initial Exercise Price ($)	Vesting date	Risk-free interest rate	Expected Volatility
August 2021 Tranche	Aug-21	129,500	15.60	Sep-23	0.82%	40.8%
August 2021 Tranche	Aug-21	234,000	17.20	Sep-24	0.82%	40.8%
May 2022 Tranche	May-22	12,500	25.00	May-23	2.91%	45.0%
May 2022 Tranche	May-22	17,500	25.00	May-24	2.91%	45.0%
May 2022 Tranche	May-22	20,000	25.00	May-25	2.91%	45.0%
Total		413,500
(1)    The fair value of the share options was calculated using these assumptions as of the grant date using the Black-Scholes option valuation model. The risk-free interest rate was estimated using the interest rate on five-year US treasury rate. The volatility was estimated using historical volatility of share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in August 2021 and May 2022 Tranches will vest and therefore no forfeitures were assumed. The effect of forfeitures is recognized as incurred.
A summary of option activity under the Share Option Scheme as of December 31, 2023, and changes during the year then ended is presented below:

Options	Shares	Weighted average exercise price per share ($)	Weighted average remaining contractual term (years)	Aggregate Intrinsic Value ($'000)
Outstanding at December 31, 2022 (1)	488,750	12.87
Exercised	(75,250)	8.45
Outstanding at December 31, 2023 (1)	413,500	9.85	2.8	7,945
Exercisable at December 31, 2023 (1)	142,000	8.57	2.7	2,910
(1)     The weighted average exercise price has been adjusted by the amount of all dividends declared by the Company in the period, from the date of grant until the date the option is exercised.
The weighted-average grant-date fair value of options granted during the years 2022, and 2021 was $25.00, and $15.84, respectively. In the year ended December 31, 2023, there were no options granted. The total intrinsic value of options exercised during the years ended December 31, 2023, 2022, and 2021, was $1.6 million, $3.7 million, and $1.3 million, respectively.
A summary of the status of the Company's nonvested shares as of December 31, 2023, and changes during the year ended December 31, 2023, is presented below.

Nonvested Shares	Shares	Weighted average grant date fair value ($)
Nonvested at December 31, 2022	488,750	17.33
Granted	—	—
Vested	(217,250)	16.14
Forfeited	—	—
Nonvested at December 31, 2023	271,500	18.28
As of December 31, 2023, there was $1.1 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Share Option Scheme. That cost is expected to be recognized over a weighted-average period of 0.8 years. The total fair value of shares vested, which was recorded within administrative expenses, during the years ended December 31, 2023, 2022 and 2021 was $1.7 million, $0.3 million and $0.0 million, respectively.